Other Income	12 Months Ended
Dec. 31, 2023
Other Income (Expense) [Abstract]
Other Income	Other Income

	Year Ended December 31,
(In thousands)	2021	2022	2023
Government grants[i]	$2,950	$929	$1,580
(i)     Government grants are mainly related to cash incentives from the PRC government based on specific milestones or operating expenses incurred in China and tax incentives from the Australian government for conducting clinical research and development activities in Australia. In 2021, the Group received a one-time award of USD 1.7 million for its successful IPO listing, and received other subsidies of USD 1.0 million from the Chinese local government and USD 0.3 million from the Australian government as an incentive for research and development activities. In 2022, the Group received subsidies of USD 0.9 million from the Chinese local government. In 2023, the Group received subsidies of USD 0.7 million from the Chinese local government and USD 0.9 million from the Australian government as an incentive for research and development activities.